INCOME TAXES (Schedule of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reserves and accruals	$ 771	$ 615
Carryforward tax losses	32,007	26,928
Other temporary differences	1,727	1,620
Total deferred tax assets before valuation allowance	34,505	29,163
Valuation allowance	(30,410)	(26,095)
Net deferred tax assets	4,096	3,068
Goodwill and other intangible assets	(9,290)	(6,244)
Other temporary differences	(214)	(227)
Total deferred tax liabilities	(9,504)	(6,471)
Total deferred tax assets (Liabilities)	$ (5,408)	$ (3,405)